Taxation	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Taxation	Taxation
Borr Drilling Limited is a Bermuda company and is not required to pay taxes in Bermuda on ordinary income or capital gains under a tax exemption granted by the Minister of Finance in Bermuda until March 31, 2035. We operate through various subsidiaries in numerous countries throughout the world and are subject to tax laws, policies, treaties and regulations, as well as the interpretation or enforcement thereof, in jurisdictions in which we or any of our subsidiaries operate, were incorporated, or otherwise considered to have a tax presence. Our income tax expense is based upon our interpretation of the tax laws in effect in various countries at the time that the expense was incurred. For the three months ended June 30, 2021, our pre-tax loss is all attributable to foreign jurisdictions except for a $32.9 million pre-tax loss associated with Bermuda. For the three months ended June 30, 2020, our pre-tax loss is all attributable to foreign jurisdictions except for a $25.1 million pre-tax loss associated with Bermuda. For the six months ended June 30, 2021, our pre-tax loss is all attributable to foreign jurisdictions except for a $44.6 million pre-tax loss associated with Bermuda. For the six months ended June 30, 2020, our pre-tax loss is all attributable to foreign jurisdictions except for a $69.9 million pre-tax loss associated with Bermuda.
The change in the effective tax rate from period to period is primarily attributable to changes in the profitability or loss mix of our operations in various jurisdictions. As our operations continually change among numerous jurisdictions and methods of taxation in these jurisdictions vary greatly, there is little direct correlation between the income tax provision or benefit and income or loss before taxes. We used a discrete effective tax rate method to calculate income taxes.
Income tax credit / (expense) is comprised of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Current tax	0.5	(3.9)	(2.1)	(9.1)
Change in deferred tax	0.5	0.5	0.8	(0.5)
Total	1.0	(3.4)	(1.3)	(9.6)

The deferred tax assets related to our net operating losses were primarily generated in the United Kingdom and will not expire. We recognize a valuation allowance for deferred tax assets when it is more likely than not that the benefit from the deferred tax asset will not be realized. The amount of deferred tax assets considered realizable could increase or decrease in the near term if estimates of future taxable income change.